Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Taxes	The tax effects of significant items comprising the Company’s deferred taxes as of December 31 are as follows:
	December 31,
	2023	2022
Deferred Tax Assets
Reserves	$74,283	$83,134
Deferred Wages	93,745	—
Lease Liability	1,005,696	1,072,236
Net Operating Loss Carryforwards	11,250,985	8,973,639
Credit Carryforwards	164,796	91,614
Fixed Asset Basis	1,016,323	517,435
Other Carryforwards	55,583	16,616
Allowance for Bad Debts	—	16,969
Total Deferred Tax Assets	13,661,412	10,771,642
Less: Valuation Allowance	(10,309,361)	(7,429,810)
Deferred Tax Liabilities
Investment in Flavored Bourbon LLC	(2,511,373)	(2,472,700)
Right-of-Use Assets	(840,677)	(869,132)
Total Deferred Tax Liabilities	(3,352,050)	(3,341,831)
Net Deferred Tax Assets	$—	$—

Schedule of Income Taxes Differs From Federal Statutory	The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:
	For the Years Ended December 31,
	2023	2022
Effective Tax Rate Reconciliation
Statutory Rate	21.0%	21.0%
State Taxes	0.72%	1.84%
Permanent Items	(13.26)%	3.43%
Change in Valuation Allowance	(7.83)%	(26.34)%
Tax Credits	0.0%	0.0%
True-ups/Other	(0.64)%	0.0%
Total	(0.00)%	(0.07)%